Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of number of shares outstanding
Shares issued at beginning of year	635,676,817	634,244,336	632,365,757
Issued in terms of employee share schemes	4,990,795	1,432,481	1,878,579
Shares issued at end of year	640,667,612	635,676,817	634,244,336